RECONCILIATION OF FINANCIAL STATEMENTS TO FORM 5500 - Reconciliation of Net Income Per Form 5500 (Details) - EBP 002 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Net increase in the net assets available for benefits	$ 11,830,976	$ 4,959,844
Current year employer match receivable	2,212,018
Prior year employer match receivable	(2,203,292)
Net income per the Form 5500	$ 11,839,702